Employee Benefits Provisions - Schedule of Employee Entitlements Long Service leave (Details) - AUD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Schedule of Employee Entitlements Long Service leave [Abstract]
Opening Balance	$ 24,992	$ 20,018
Long service leave taken during the period		(4,496)
Additional provisions raised	13,847	9,470
Closing balance	$ 38,839	$ 24,992